Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 26, 2021	$ 50	$ 350	$ 40	$ (440)
Balance, shares at Sep. 26, 2021	500,000	3,496,150	397,000
Net income (loss)					4,664	4,664
Contributions				1,848,824		1,848,824
Balance at Dec. 31, 2021	$ 50	$ 350	$ 40	1,848,384	4,664	1,853,488
Balance, shares at Dec. 31, 2021	500,000	3,496,150	397,000
Issuance of common stock for services		$ 4		1,117,778		1,117,782
Issuance of common stock for services, shares		36,684
Net income (loss)					(8,532,792)	(8,532,792)
Issuance of common stock		$ 10	$ (10)
Issuance of common stock, shares		97,000	(97,000)
Issuance of common stock issuable		$ 30	$ (30)
Issuance of common stock issuable, shares		300,000	(300,000)
Balance at Sep. 30, 2022	$ 50	$ 394		2,966,162	(8,528,128)	(5,561,522)
Balance, shares at Sep. 30, 2022	500,000	3,929,834
Balance at Dec. 31, 2021	$ 50	$ 350	$ 40	1,848,384	4,664	1,853,488
Balance, shares at Dec. 31, 2021	500,000	3,496,150	397,000
Issuance of common stock for services		$ 4		1,117,778		1,117,782
Issuance of common stock for services, shares		36,684
Net income (loss)					(10,024,006)	(10,024,006)
Issuance of common stock		$ 10	$ (10)
Issuance of common stock, shares		97,000	(97,000)
Issuance of common stock issuable		$ 30	$ (30)
Issuance of common stock issuable, shares		300,000	(300,000)
Balance at Dec. 31, 2022	$ 50	$ 394		2,966,162	(10,019,342)	(7,052,736)
Balance, shares at Dec. 31, 2022	500,000	3,929,834
Balance at Jun. 30, 2022	$ 50	$ 394		2,966,162	(5,723,881)	(2,757,275)
Balance, shares at Jun. 30, 2022	500,000	3,929,834
Net income (loss)					(2,804,247)	(2,804,247)
Balance at Sep. 30, 2022	$ 50	$ 394		2,966,162	(8,528,128)	(5,561,522)
Balance, shares at Sep. 30, 2022	500,000	3,929,834
Balance at Dec. 31, 2022	$ 50	$ 394		2,966,162	(10,019,342)	(7,052,736)
Balance, shares at Dec. 31, 2022	500,000	3,929,834
Issuance of common stock for services		$ 5		141,015		141,020
Issuance of common stock for services, shares		47,164
Net income (loss)					(13,469,271)	(13,469,271)
Balance at Sep. 30, 2023	$ 50	$ 399		3,107,177	(23,488,613)	(20,380,987)
Balance, shares at Sep. 30, 2023	500,000	3,976,998
Balance at Jun. 30, 2023	$ 50	$ 399		3,107,177	(21,708,188)	(18,600,562)
Balance, shares at Jun. 30, 2023	500,000	3,976,998
Net income (loss)					(1,780,425)	(1,780,425)
Balance at Sep. 30, 2023	$ 50	$ 399		$ 3,107,177	$ (23,488,613)	$ (20,380,987)
Balance, shares at Sep. 30, 2023	500,000	3,976,998